Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000018122
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,535	$ 12,659	$ 12,508	$ 12,678	$ 12,364	$ 12,147	$ 11,879	$ 11,784	$ 11,554	$ 11,849	$ 11,683	$ 11,777	$ 11,748	$ 11,208	$ 10,690	$ 10,944	$ 11,195	$ 11,252	$ 11,157	$ 11,057	$ 11,232	$ 11,201	$ 11,069	$ 11,351	$ 10,873	$ 10,915	$ 10,576	$ 10,578	$ 11,012	$ 11,182	$ 10,870	$ 11,361	$ 11,377	$ 11,788	$ 11,933	$ 12,124	$ 12,425	$ 12,285	$ 12,446	$ 12,392	$ 12,500	$ 12,445	$ 12,370	$ 12,143	$ 12,052	$ 11,887	$ 11,891	$ 11,954	$ 12,037	$ 11,891	$ 11,362	$ 11,426	$ 11,533	$ 11,485	$ 11,102	$ 10,944	$ 10,637	$ 10,401	$ 11,549	$ 11,802	$ 11,785	$ 11,512	$ 11,585	$ 11,509	$ 11,448	$ 11,401	$ 11,418	$ 11,140	$ 11,226	$ 11,111	$ 11,020	$ 10,924	$ 10,563	$ 10,710	$ 10,776	$ 10,973	$ 10,903	$ 10,909	$ 10,816	$ 10,815	$ 10,854	$ 10,895	$ 10,869	$ 10,987	$ 10,875	$ 10,829	$ 10,801	$ 10,868	$ 10,836	$ 10,862	$ 10,717	$ 10,601	$ 10,525	$ 10,466	$ 10,460	$ 10,333	$ 10,118	$ 10,032	$ 10,151	$ 10,254	$ 10,208	$ 10,113	$ 9,911	$ 9,748	$ 9,811	$ 9,576	$ 9,104	$ 9,080	$ 9,314	$ 9,497	$ 9,641	$ 9,393	$ 9,537	$ 9,679	$ 9,795	$ 9,987	$ 10,053	$ 9,897	$ 10,023	$ 9,897	$ 10,000
C000018123
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 12,224	12,349	12,204	12,374	12,078	11,856	11,606	11,505	11,291	11,584	11,423	11,518	11,491	10,962	10,455	10,707	10,956	11,015	10,923	10,827	11,002	10,974	10,856	11,126	10,657	10,701	10,369	10,373	10,803	10,974	10,668	11,156	11,164	11,582	11,727	11,919	12,219	12,074	12,236	12,185	12,294	12,242	12,171	11,949	11,861	11,709	11,715	11,771	11,865	11,715	11,202	11,267	11,366	11,330	10,953	10,798	10,496	10,272	11,406	11,651	11,645	11,377	11,451	11,379	11,320	11,276	11,295	11,021	11,100	10,988	10,909	10,815	10,457	10,607	10,674	10,866	10,806	10,806	10,724	10,725	10,767	10,810	10,786	10,906	10,796	10,753	10,727	10,797	10,767	10,788	10,653	10,539	10,465	10,408	10,412	10,280	10,074	9,983	10,104	10,210	10,173	10,073	9,873	9,711	9,777	9,543	9,079	9,050	9,294	9,472	9,626	9,379	9,519	9,664	9,782	9,977	10,046	9,898	10,019	9,895	10,000
C000018124
Account Value [Line Items]
Line Graph and Table Measure Name	Admin Class
Account Value	$ 11,943	12,059	11,929	12,098	11,800	11,595	11,351	11,255	11,047	11,337	11,181	11,266	11,242	10,735	10,238	10,489	10,726	10,795	10,708	10,615	10,790	10,764	10,641	10,909	10,458	10,504	10,179	10,185	10,611	10,772	10,474	10,957	10,976	11,382	11,519	11,710	12,008	11,877	12,030	11,991	12,093	12,044	11,985	11,768	11,684	11,527	11,536	11,602	11,688	11,551	11,045	11,103	11,213	11,171	10,808	10,657	10,360	10,141	11,259	11,503	11,500	11,237	11,313	11,243	11,187	11,154	11,167	10,906	10,987	10,877	10,793	10,710	10,356	10,507	10,576	10,769	10,711	10,715	10,635	10,637	10,682	10,719	10,697	10,826	10,719	10,679	10,656	10,728	10,693	10,723	10,591	10,479	10,400	10,346	10,352	10,229	10,026	9,936	10,060	10,168	10,132	10,033	9,836	9,676	9,744	9,519	9,057	9,029	9,268	9,456	9,606	9,360	9,509	9,656	9,777	9,967	10,038	9,892	10,015	9,899	10,000
C000125493
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,619	12,743	12,591	12,762	12,455	12,225	11,965	11,859	11,636	11,933	11,766	11,850	11,820	11,286	10,753	11,009	11,261	11,327	11,221	11,120	11,296	11,274	11,141	11,415	10,933	10,975	10,633	10,634	11,071	11,241	10,927	11,421	11,436	11,849	12,003	12,186	12,489	12,347	12,508	12,453	12,561	12,505	12,429	12,200	12,108	11,950	11,954	12,008	12,099	11,943	11,420	11,474	11,581	11,541	11,155	10,987	10,677	10,448	11,602	11,847	11,838	11,555	11,626	11,550	11,488	11,449	11,456	11,185	11,262	11,145	11,054	10,965	10,593	10,749	10,806	11,004	10,940	10,938	10,844	10,850	10,889	10,921	10,894	11,020	10,907	10,860	10,831	10,898	10,858	10,883	10,745	10,628	10,543	10,483	10,484	10,349	10,140	10,046	10,164	10,267	10,228	10,124	9,922	9,757	9,821	9,584	9,118	9,086	9,320	9,502	9,654	9,404	9,541	9,683	9,805	9,996	10,056	9,905	10,031	9,904	10,000
C000018133
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,528	12,749	12,603	12,907	12,714	12,499	12,226	12,120	11,903	12,188	12,057	12,191	12,147	11,660	11,120	11,289	11,548	11,608	11,567	11,567	11,719	11,650	11,398	11,693	11,247	11,280	10,902	11,028	11,478	11,703	11,433	11,732	11,707	12,107	12,329	12,520	12,777	12,683	12,760	12,714	12,824	12,778	12,688	12,580	12,495	12,368	12,430	12,538	12,675	12,574	12,125	12,144	12,184	12,169	11,695	11,499	11,196	10,996	11,738	11,831	11,826	11,683	11,722	11,618	11,594	11,565	11,584	11,276	11,324	11,286	11,219	11,129	10,813	10,862	10,878	11,121	11,041	11,032	10,828	10,852	10,897	10,943	10,932	11,105	11,044	10,989	10,956	10,982	10,958	10,939	10,805	10,685	10,595	10,516	10,495	10,407	10,186	10,151	10,296	10,386	10,398	10,339	10,194	10,042	10,109	9,955	9,604	9,530	9,573	9,695	9,763	9,593	9,648	9,756	9,824	9,947	10,029	9,959	10,036	9,987	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	11,797	11,684	11,969	11,804	11,643	11,388	11,290	11,112	11,382	11,283	11,439	11,465	11,058	10,599	10,752	11,010	11,075	11,084	11,120	11,259	11,188	10,882	11,172	10,845	10,897	10,521	10,653	11,107	11,404	11,162	11,342	11,288	11,754	12,099	12,242	12,548	12,589	12,532	12,526	12,661	12,686	12,521	12,396	12,333	12,225	12,417	12,639	12,772	12,760	12,592	12,668	12,674	12,823	12,570	12,461	12,390	12,120	12,256	12,005	11,725	11,749	11,759	11,726	11,816	11,442	11,425	11,259	11,042	11,036	10,807	10,813	10,688	10,492	10,443	10,534	10,605	10,536	10,528	10,548	10,473	10,563	10,494	10,609	10,732	10,677	10,689	10,680	10,741	10,639	10,595	10,592	10,504	10,418	10,428	10,348	10,320	10,298	10,578	10,681	10,702	10,723	10,638	10,409	10,411	10,362	10,242	10,156	10,015	10,058	10,090	10,090	10,020	10,043	9,970	10,095	10,130	10,184	10,133	10,264	10,000
NATIXIS INDEX: Bloomberg U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,600	$ 11,797	$ 11,684	$ 11,969	$ 11,804	$ 11,643	$ 11,388	$ 11,290	$ 11,112	$ 11,382	$ 11,283	$ 11,439	$ 11,465	$ 11,058	$ 10,599	$ 10,752	$ 11,010	$ 11,075	$ 11,084	$ 11,120	$ 11,259	$ 11,188	$ 10,882	$ 11,172	$ 10,845	$ 10,897	$ 10,521	$ 10,653	$ 11,107	$ 11,404	$ 11,162	$ 11,342	$ 11,288	$ 11,754	$ 12,099	$ 12,242	$ 12,548	$ 12,589	$ 12,532	$ 12,526	$ 12,661	$ 12,686	$ 12,521	$ 12,396	$ 12,333	$ 12,225	$ 12,417	$ 12,639	$ 12,772	$ 12,760	$ 12,592	$ 12,668	$ 12,674	$ 12,823	$ 12,570	$ 12,461	$ 12,390	$ 12,120	$ 12,256	$ 12,005	$ 11,725	$ 11,749	$ 11,759	$ 11,726	$ 11,816	$ 11,442	$ 11,425	$ 11,259	$ 11,042	$ 11,036	$ 10,807	$ 10,813	$ 10,688	$ 10,492	$ 10,443	$ 10,534	$ 10,605	$ 10,536	$ 10,528	$ 10,548	$ 10,473	$ 10,563	$ 10,494	$ 10,609	$ 10,732	$ 10,677	$ 10,689	$ 10,680	$ 10,741	$ 10,639	$ 10,595	$ 10,592	$ 10,504	$ 10,418	$ 10,428	$ 10,348	$ 10,320	$ 10,298	$ 10,578	$ 10,681	$ 10,702	$ 10,723	$ 10,638	$ 10,409	$ 10,411	$ 10,362	$ 10,242	$ 10,156	$ 10,015	$ 10,058	$ 10,090	$ 10,090	$ 10,020	$ 10,043	$ 9,970	$ 10,095	$ 10,130	$ 10,184	$ 10,133	$ 10,264	$ 10,000